Other income (expenses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$ 1,041,677	$ 896,840	$ 1,076,902
Bargain purchase gain of domestic business acquisition (note 4b)	0	87,496	0
Total other income	1,041,677	984,336	1,076,902
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(737,077)	(731,110)	(704,152)
Other	(201,940)	(85,584)	(112,548)
Total other expenses	(939,017)	(816,694)	(816,700)
Total other income (expenses), net	$ 102,660	$ 167,642	$ 260,202